Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of reconciliation of changes in intangible assets

	2017
	Goodwill	Rights to use natural resources	Software	Use of public assets	Assets and projects under construction	Other	Total
Balance at the beginning of the year
Cost	675,561	1,673,091	1,507	11,581	6,974	35,053	2,403,767
Accumulated amortization	—	(469,381)	(1,106)	(4,159)	—	(25,969)	(500,615)

Net balance	675,561	1,203,710	401	7,422	6,974	9,084	1,903,152

Acquisitions	—	—	921	—		—	921
Disposals	—	—	(36)	—		—	(36)
Amortization	—	(74,024)	(576)	(394)		(23)	(75,017)
Exchange variation losses	(2,274)	(682)	(21)	(96)	(424)	(133)	(3,630)
Transfers	—	—	4,768	—	(6,546)	(893)	(2,671)

Balance at the end of the year	673,287	1,129,004	5,457	6,932	4	8,035	1,822,719

Cost	673,287	1,672,931	21,823	11,410	4	28,847	2,408,302
Accumulated amortization	—	(543,927)	(16,366)	(4,478)	—	(20,812)	(585,583)

Net balance at the end of the year	673,287	1,129,004	5,457	6,932	4	8,035	1,822,719

Average annual amortization rates %	—	5	20	3	—	—	—

	2016
	Goodwill	Rights to use natural resources	Software	Use of public assets	Assets and projects under construction	Other	Total
Balance at the beginning of the year
Cost	674,769	1,669,901	469	9,666	5,238	30,018	2,390,061
Accumulated amortization	—	(395,665)	(340)	(3,148)	—	(22,029)	(421,182)

Net balance	674,769	1,274,236	129	6,518	5,238	7,989	1,968,879

Acquisitions	—		—	—	2,133		2,133
Amortization	—	(74,013)	(73)	(363)	—	(542)	(74,991)
Exchange variation gains (losses)	792	3,487	(41)	1,267	—	1,626	7,131
Transfers	—	—	386	—	(397)	11

Balance at the end of the year	675,561	1,203,710	401	7,422	6,974	9,084	1,903,152

Cost	675,561	1,673,091	1,507	11,581	6,974	35,053	2,403,767
Accumulated amortization	—	(469,381)	(1,106)	(4,159)	—	(25,969)	(500,615)

Net balance at the end of the year	675,561	1,203,710	401	7,422	6,974	9,084	1,903,152

Average annual amortization rates %	—	5	20	3	—	—	—

Schedule of main assumptions used for impairment testing of goodwill
Key Assumptions
Zinc (US$ per ton)	2,509
Copper (US$ per ton)	6,362
Discount Rate	10.6%

LOM (Years)
Mines	from 7 to 12
Greenfield	from 13 to 27